Other liabilities (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Other Liabilities

	As at
(Millions of Canadian dollars)	October 31 2021	October 31 2020
Accounts payable and accrued expenses	$1,867	$1,500
Accrued interest payable	2,178	2,855
Cash collateral	16,712	19,433
Commodity liabilities	7,916	8,354
Deferred income	3,518	2,945
Deferred income taxes	74	52
Dividends payable	1,622	1,611
Employee benefit liabilities	2,038	2,424
Insurance related liabilities	366	341
Lease liabilities	5,077	5,357
Negotiable instruments	1,774	1,676
Payable to brokers, dealers and clients	6,461	5,108
Payroll and related compensation	9,340	7,476
Precious metals certificates	613	623
Provisions	601	618
Taxes payable	3,403	2,209
Other	6,741	7,249
	$70,301	$69,831